Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Details of premises and equipment

Details of premises and equipment as of December 31, 2019 are as follows (Unit: Korean Won in millions):

	December 31, 2019
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Premises and equipment(owned)	1,761,159	802,299	278,016	54,839	1,287	2	2,897,602
Right-of-use asset	—	449,878	17,236	—	—	—	467,114
Carrying value	1,761,159	1,252,177	295,252	54,839	1,287	2	3,364,716

Details of premises and equipment owned

Details of premises and equipment(owned) as of December 31, 2018 and 2019 are as follows (Unit: Korean Won in millions):

	December 31, 2018
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Acquisition cost	1,481,871	872,282	1,031,431	446,264	9,099	20	3,840,967
Accumulated depreciation	—	(210,370)	(791,418)	(388,670)	—	(17)	(1,390,475)

Net carrying value	1,481,871	661,912	240,013	57,594	9,099	3	2,450,492

	December 31, 2019
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Acquisition cost	1,761,159	1,063,756	1,123,101	463,181	1,287	20	4,412,504
Accumulated depreciation	—	(261,457)	(845,085)	(408,342)	—	(18)	(1,514,902)

Net carrying value	1,761,159	802,299	278,016	54,839	1,287	2	2,897,602

Changes in premises and equipment

Details of changes in premises and equipment are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2017
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,488,745	691,699	189,902	68,958	18,717	4	2,458,025
Acquisitions	4,755	22,579	59,694	23,420	51,797	—	162,245
Disposals	(1,840)	(2,593)	(442)	(1,231)	—	—	(6,106)
Depreciation	—	(26,156)	(74,223)	(31,728)	—	(1)	(132,108)
Classified to assets held for sale	(2,693)	(1,059)	549	—	—	—	(3,203)
Transfer	(196)	(2,134)	5,411	—	(5,553)	—	(2,472)
Foreign currencies translation adjustments	(1,493)	(1,393)	(2,023)	(1,315)	(402)	—	(6,626)
Others	—	(97)	1,204	6,683	—	—	7,790

Ending balance	1,487,278	680,846	180,072	64,787	64,559	3	2,477,545

	For the year ended December 31, 2018
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,487,278	680,846	180,072	64,787	64,559	3	2,477,545
Acquisitions	1,372	14,701	76,783	17,527	8,285	—	118,668
Disposals	(29)	—	(5,192)	(737)	(187)	—	(6,145)
Depreciation	—	(26,014)	(76,171)	(32,162)	—	—	(134,347)
Classified to assets held for sale	(3,651)	(2,592)	—	—	—	—	(6,243)
Transfer	(2,863)	(4,760)	63,432	—	(63,432)	—	(7,623)
Foreign currencies translation adjustments	(236)	(257)	(69)	323	(126)	—	(365)
Business combination	—	—	969	661	—	—	1,630
Others	—	(12)	189	7,195	—	—	7,372

Ending balance	1,481,871	661,912	240,013	57,594	9,099	3	2,450,492

	For the year ended December 31, 2019
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,481,871	661,912	240,013	57,594	9,099	3	2,450,492
Acquisitions	186,303	87,667	119,474	28,788	7,315	—	429,547
Disposals	(3,015)	(2,245)	(1,203)	(2,738)	—	—	(9,201)
Depreciation	—	(30,766)	(87,453)	(27,134)	—	(1)	(145,354)
Classified to assets held for sale	(21)	(74)	—	—	—	—	(95)
Transfer	93,956	83,260	3,670	912	(14,886)	—	166,912
Foreign currencies translation adjustments	880	801	1,459	609	36	—	3,785
Business combination (Note 44)	1,185	74	926	1	—	—	2,186
Others	—	1,670	1,130	(3,193)	(277)	—	(670)

Ending balance	1,761,159	802,299	278,016	54,839	1,287	2	2,897,602

Details of right-of-use assets

Details of right-of-use assets as of December 31, 2019 are as follows (Unit: Korean Won in millions):

	December 31, 2019
	Building	Equipment and vehicles	Total
Acquisition cost	615,201	25,563	640,764
Accumulated depreciation	(165,323)	(8,327)	(173,650)

Net carrying value	449,878	17,236	467,114

Changes in right-of-use assets

Details of changes in right-of-use assets as of December 31, 2019 are as follows (Unit: Korean Won in millions):

	December 31, 2019
	Building	Equipment and vehicles	Total
Beginning balance	416,828	18,963	435,791
New contracts	251,992	8,306	260,298
Termination	(3,803)	(178)	(3,981)
Depreciation	(219,743)	(9,984)	(229,727)
Business combination (Note 44)	5,438	114	5,552
Others	(834)	15	(819)

Ending balance	449,878	17,236	467,114